Stock-Based Compensation (Schedule of Outstanding Stock Options) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	5,704,699	4,888,206	1,948,000	3,060,000
Weighted average exercise price, Outstanding	¥ 1,418	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average remaining contractual life, Outstanding, years	3 years 1 month 6 days
Number of options, Exercisable	3,222,699	3,585,206	1,640,000
Weighted average exercise price, Exercisable	¥ 1,580	¥ 1,648	¥ 3,636
Weighted average remaining contractual life, Exercisable, years	2 years 4 months 24 days
620 - 1,529
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 620
Exercise price, upper range limit	¥ 1,529
Number of options, Outstanding	4,765,961
Weighted average exercise price, Outstanding	¥ 1,303
Weighted average remaining contractual life, Outstanding, years	3 years 4 months 24 days
Number of options, Exercisable	2,283,961
Weighted average exercise price, Exercisable	¥ 1,407
Weighted average remaining contractual life, Exercisable, years	2 years 9 months 18 days
1,531 - 2,748
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,531
Exercise price, upper range limit	¥ 2,748
Number of options, Outstanding	938,738
Weighted average exercise price, Outstanding	¥ 2,002
Weighted average remaining contractual life, Outstanding, years	1 year 6 months
Number of options, Exercisable	938,738
Weighted average exercise price, Exercisable	¥ 2,002
Weighted average remaining contractual life, Exercisable, years	1 year 6 months